Related Party Balances And Transactions (Schedule Of Transaction With Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Cost of revenues	$ 4,613	$ 5,381	$ 4,974
Research And Development [Member]
Related Party Transaction [Line Items]
Expenses	1,244	1,011	1,032
Selling And Marketing [Member]
Related Party Transaction [Line Items]
Expenses	914	1,189	1,233
General And Administrative [Member]
Related Party Transaction [Line Items]
Expenses	1,123	798	684
Purchase Of Property And Equpment [Member]
Related Party Transaction [Line Items]
Expenses	$ 100	$ 265	$ 1,130